Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Schedule of information by operating segments	The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator. The ESO has not met the criteria to be classified as held for sale as at 30 September 2023.
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.
National Grid Ventures	Comprises all commercial operations in LNG at the Isle of Grain in the UK and Providence, Rhode Island in the US, our electricity generation business in the US, our electricity interconnectors in the UK and our investment in National Grid Renewables Development LLC, our renewables business in the US. NGV operates outside our regulated core business. Our US LNG operations were reclassified from the New England segment following an internal reorganisation in the period.
Revenue

Six months ended 30 September	2023			2022²
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,356	(19)	1,337	969	(14)	955
UK Electricity Distribution	850	(2)	848	1,005	(8)	997
UK Electricity System Operator	1,734	(17)	1,717	2,060	(15)	2,045
New England	1,441	—	1,441	1,760	—	1,760
New York	2,365	—	2,365	2,758	—	2,758
National Grid Ventures	666	(27)	639	685	(9)	676
Other	142	—	142	253	—	253
Total revenue from continuing operations	8,554	(65)	8,489	9,490	(46)	9,444

Geographical areas:
UK			4,309			4,589
US			4,180			4,855
Total revenue from continuing operations			8,489			9,444
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.
2.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.
Operating profit/(loss)

	Before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		After exceptional items and remeasurements
Six months ended 30 September	2023	2022¹	2023	2022¹	2023	2022¹
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	839	499	(1)	(6)	838	493
UK Electricity Distribution	476	531	(4)	(9)	472	522
UK Electricity System Operator	443	147	—	(1)	443	146
New England	(32)	193	(15)	527	(47)	720
New York	(30)	(18)	38	(8)	8	(26)
National Grid Ventures	219	259	91	49	310	308
Other	(13)	145	(26)	(69)	(39)	76
Total operating profit from continuing operations	1,902	1,756	83	483	1,985	2,239

Geographical areas:
UK	1,956	1,550	60	(32)	2,016	1,518
US	(54)	206	23	515	(31)	721
Total operating profit from continuing operations	1,902	1,756	83	483	1,985	2,239
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.

	Before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		After exceptional items and remeasurements
Six months ended 30 September	2023	2022¹	2023	2022¹	2023	2022¹
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	1,902	1,756	83	483	1,985	2,239
Share of post-tax results of joint ventures and associates	59	70	12	(19)	71	51
Finance income	123	69	(8)	(32)	115	37
Finance costs	(834)	(801)	34	140	(800)	(661)
Total profit before tax from continuing operations	1,250	1,094	121	572	1,371	1,666
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.
Capital expenditure
Capital expenditure represents additions to property, plant and equipment and other intangible assets but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets		Capital expenditure		Depreciation, amortisation and impairment
	30 September 2023	31 March 2023¹	30 September 2023	30 September 2022¹	30 September 2023	30 September 2022¹
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	16,030	15,483	800	629	(250)	(235)
UK Electricity Distribution	13,940	13,462	608	584	(105)	(104)
UK Electricity System Operator	434	411	75	42	(52)	(40)
New England	13,781	13,033	789	801	(204)	(184)
New York	22,937	21,730	1,257	1,242	(321)	(292)
National Grid Ventures	3,956	3,880	175	410	(84)	(73)
Other	35	38	2	9	(5)	(4)
Total	71,113	68,037	3,706	3,717	(1,021)	(932)

Geographical areas:
UK	33,475	32,343	1,649	1,594	(464)	(432)
US	37,638	35,694	2,057	2,123	(557)	(500)
Total	71,113	68,037	3,706	3,717	(1,021)	(932)

By asset type:
Property, plant and equipment	67,396	64,433	3,449	3,490	(868)	(829)
Other intangible assets	3,717	3,604	257	227	(153)	(103)
Total	71,113	68,037	3,706	3,717	(1,021)	(932)
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment and the reclassification of our US LNG operations from New England to NGV following an internal reorganisation in the period.